Convertible Notes and Note Payable (Details) - Schedule of accrued interest and fair value remeasurement - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Interest And Fair Value Remeasurement Abstract
Remeasurement of conversion feature – gain/(loss)	$ 14	$ (700)	$ 606	$ 450	$ (1,108)	$ 80